Capital Ratios (Tables)	12 Months Ended
Dec. 31, 2017
Capital [Abstract]
Schedule of compliance with regulatory capital requirements under banking regulations
The following table indicates the capital ratios for PNB and Park at December 31, 2017 and 2016.

	As of December 31, 2017
	Leverage	Tier 1 Risk-Based	Common Equity Tier 1	Total Risk-Based
The Park National Bank	7.36%	10.35%	10.35%	11.60%
Park National Corporation	9.44%	13.22%	12.94%	14.14%
Adequately capitalized ratio	4.00%	6.00%	4.50%	8.00%
Adequately capitalized ratio plus capital conservation buffer	4.00%	8.50%	7.00%	10.50%
Well-capitalized ratio - PNB	5.00%	8.00%	6.50%	10.00%
Well-capitalized ratio - Park	N/A	6.00%	N/A	10.00%

	As of December 31, 2016
	Leverage	Tier 1 Risk-Based	Common Equity Tier 1	Total Risk-Based
The Park National Bank	7.34%	9.87%	9.87%	11.24%
Park National Corporation	9.56%	12.83%	12.55%	14.32%
Adequately capitalized ratio	4.00%	6.00%	4.50%	8.00%
Adequately capitalized ratio plus capital conservation buffer	4.00%	8.50%	7.00%	10.50%
Well-capitalized ratio - PNB	5.00%	8.00%	6.50%	10.00%
Well-capitalized ratio - Park	N/A	6.00%	N/A	10.00%

Schedule of various measures of capital ratio
The following table reflects various measures of capital for Park and PNB:

			To Be Adequately Capitalized		To Be Well-Capitalized
(In thousands)	Actual Amount	Ratio	Amount	Ratio	Amount	Ratio
At December 31, 2017
Total Risk-Based Capital (to risk-weighted assets)
PNB	$628,440	11.60%	$433,406	8.00%	$541,757	10.00%
Park	775,867	14.14%	438,981	8.00%	548,726	10.00%
Tier 1 Risk-Based Capital (to risk-weighted assets)
PNB	$560,530	10.35%	$325,054	6.00%	$433,406	8.00%
Park	725,221	13.22%	329,235	6.00%	329,235	6.00%
Leverage Ratio (to average total assets)
PNB	$560,530	7.36%	$304,722	4.00%	$380,903	5.00%
Park	725,221	9.44%	307,441	4.00%	N/A	N/A
Common Equity Tier 1 (to risk-weighted assets)
PNB	$560,530	10.35%	$243,791	4.50%	$352,142	6.50%
Park	710,221	12.94%	246,927	4.50%	N/A	N/A

At December 31, 2016
Total Risk-Based Capital (to risk-weighted assets)
PNB	$607,269	11.24%	$432,153	8.00%	$540,192	10.00%
Park	784,406	14.32%	438,231	8.00%	547,789	10.00%
Tier 1 Risk-Based Capital (to risk-weighted assets)
PNB	$533,215	9.87%	$324,115	6.00%	$432,153	8.00%
Park	702,651	12.83%	328,673	6.00%	328,673	6.00%
Leverage Ratio (to average total assets)
PNB	$533,215	7.34%	$290,671	4.00%	$363,339	5.00%
Park	702,651	9.56%	293,916	4.00%	N/A	N/A
Common Equity Tier 1 (to risk-weighted assets)
PNB	533,215	9.87%	243,086	4.50%	351,125	6.50%
Park	687,651	12.55%	246,505	4.50%	N/A	N/A